SEGALL BRYANT & HAMILL TRUST

(the “Trust”)

Supplement dated June 3, 2021 to the

Statement of Additional Information (“SAI”),

dated May 1, 2021

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the Prospectus and SAI for each series of the Trust (collectively, the “Funds”).

Effective May 18, 2021, Douglas M. Sparks resigned as a Trustee of the Board of Trustees of the Trust, therefore all references to Mr. Sparks in the section titled “Management of the Funds” beginning on page 50 in the Funds’ SAI are removed in their entirety.

In accordance with the foregoing, the Independent Trustees table in the section titled “Management of the Funds” on pages 50 – 52 in the Funds’ SAI is replaced with the following:

INDEPENDENT TRUSTEES

Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by Trustees*(3)	Principal Occupation During Past 5 Years	Other Directorships(4)
Janice M. Teague Retired CPA Age 67 Trustee: Since February 13, 2007 Chairman: Since January 1, 2021	▪ Retired, June 2003 to present.	None
Thomas J. Abood Age 57 Trustee: Since November 1, 2018

▪  Chief Executive Officer, EVO Transportation & Energy Services, Inc., October 2019 to present;

▪  Board Member, Perception Capital Corp II, Inc, March 2021 to present (member and Chair of Compensation Committee);

▪  Director, NELSON Worldwide LLC, May 2018 to present;

Director of EVO Transportation and Energy Services, Inc. Board Member of Perception Capital Corp II, Inc.
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Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by Trustees*(3)	Principal Occupation During Past 5 Years	Other Directorships(4)

▪  Past Chair of Board, Citation Jet Pilots, Inc., October 2016 to present;

▪  Board Member and Past Chair, MacPhail Center for Music Education, September 2011 to present (member), July 2018 to present (Chair);

▪  Council Member and Chair, Archdiocese Finance Council of St. Paul and Minneapolis, July 2011 to present (member), July 2014 to present (chair);

▪  Board Member and Chair, University of St. Thomas School of Law Board of Governors, October 2001 to October 2016;

▪  Member, EVP, General Counsel and Secretary, Dougherty Financial Group LLC, October 1994 to May 2014;

▪  Board Member and President, The Minikahda Club, November 2015 to November 2017.

John A. DeTore, CFA Age 62 Trustee: Since December 31, 2009

▪  Director, Strategic R&D, Arga Investment Management (investment management), 2021 to present;

▪ CIO, Capitalogix, LLC, 2018 to 2021;

▪  CEO/Founder, United Alpha, LLC (investment management firm), 2003 to 2017;

▪  CIO, GRT United Alpha, LLC (investment management), 2006 to 2017;

▪  CIO, Denver Alternatives, (an investment management division of Denver Investments) 2009 to 2011;

▪  Managing Director/Director of Strategic R&D Putnam Investments (investment management), 1999 to 2000;

▪  Managing Director/Director of Quantitative Analysis & Equity Product Development, Putnam Investments (investment management), 1994 to 1999.

None
Rick A. Pederson Age 68 Trustee: Since February 13, 2007

▪  President, Foundation Properties, Inc. (real estate investment management company), 1994 to present;

▪  Partner, Bow River Capital Partners (private equity investment management firm), 2003 to present;

▪  Advisor, Pauls Corporation (real estate investment management and development company), 2008 to 2018;

▪  Advisory Board, Neenan Company (construction services), 2002 to 2017;

▪ Board Member, Kivu Consulting Inc. 2019 to present;

▪   Advisory Board Member, Independent Bank (Colorado community bank), 2014-2016; Advisory Board, 2017 to present;

▪  Director, National Western Stock Show (not-for-profit organization), 2010 to present;

▪  Board Member, IRI Consulting (human resources management consulting firm), 2017 to 2019;

Trustee of ALPS ETF Trust (20 funds); and Principal Real Estate Income Fund (1 fund).
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Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by Trustees*(3)	Principal Occupation During Past 5 Years	Other Directorships(4)
▪ Board Member, History Colorado (nonprofit association), 2015 to 2020; ▪ Board Member, Strong-Bridge Consulting, 2015 to 2019; ▪ Board Member, Boettcher Foundation (not-for-profit), 2018 to present.
James A. Smith Age 68 Trustee: Since December 31, 2009

▪  Vice Chair and Board Member, Western Rivers Conservancy (non-profit), 2014 to present;

▪  Private Equity Consultant, 2003 to 2016;

▪  Trustee, The Nature Conservancy (non-profit), July 2007-July 2016;Chairman, June 2014 to June 2016;

None
Lloyd “Chip” Voneiff Age:67 Trustee: Since April 30, 2021	▪ Retired, June 2012 – Present; ▪ Various Positions leading to Partner of PricewaterhouseCoopers (1976-2012).	None

*	As of the date of this SAI, the Trustees of the Trust oversee fourteen Segall Bryant & Hamill Funds.

[1]	Each trustee may be contacted by writing to the trustee, c/o Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates.

[3]	The Fund Complex includes funds with a common investment adviser or sub-advisor which is an affiliated person. As of December 31, 2020, there were seventeen funds in the Fund Complex: the fourteen Segall Bryant & Hamill Funds offered to the public, PartnerSelect SBH Focused Small Value Fund, Columbia Variable Portfolio Partners Small-Cap Value Fund, and Mainstay VP Small Cap Growth Portfolio which are also advised by Segall Bryant & Hamill, LLC. As of April 30, 2021, upon completion of the acquisition of Segall Bryant & Hamill, LLC by CI Financial, an additional 7 funds were added to the Fund Complex: Barrett Growth Fund and Barrett Opportunity Fund, advised by Barrett Asset Management, LLC; Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF and Cabana Target Drawdown 16 ETF, advised by The Cabana Group, LLC.

[4]	Directorships of companies required to report to the SEC under the 1934 Act (i.e., “public companies”) or other investment companies registered under the 1940 Act.

In addition, the second and third paragraphs in the sub-section titled “Standing Board Committees” in the section titled “Management of the Funds” on page 56 in the Funds’ SAI are replaced with the following:

The Audit Committee annually considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from

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time to time determine. The Committee considers the engagement and compensation of the Independent Public Accounting Firm. The Committee ensures receipt from the Independent Public Accounting Firm of a formal written statement delineating relationships between the Independent Public Accounting Firm and the Trust, consistent with applicable auditing standards. The Committee also meets with the Independent Public Accounting Firm at least once each year outside the presence of management representatives to review the scope and results of the audit and typically meets quarterly or otherwise as requested by the Committee’s Chairperson or the Independent Public Accounting Firm. This Committee is also responsible for receiving reports of evidence of Material Violations, as defined under the committee guidelines, determining whether an investigation is necessary with respect to any such report and, if deemed necessary or appropriate, investigating and recommending an appropriate response thereto. The Audit Committee comprises Ms. Teague (Chairperson) and Messrs. Pederson, Smith and Voneiff. All of the members of the Audit Committee are Independent Trustees. The Audit Committee met four times during the fiscal year ended December 31, 2020.

The Nominating and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees and in establishing, implementing and executing policies, procedures, and practices that assure orderly and effective governance of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board but has not adopted any specific policy in this regard. The Nominating and Governance Committee comprises Messrs. DeTore (Chairperson) Pederson, and Abood, and Ms. Teague, each of whom is an Independent Trustee. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust’s Secretary. The Nominating and Governance Committee met two times during the fiscal year ended December 31, 2020.

The final paragraph on page 58 of the SAI is deleted and replaced with the following:

Effective May 1, 2021, each Independent Trustee receives an annual fee of $34,000 plus $4,000 for each in person quarterly Board meeting attended, $2,000 for the annual in-person investment contract renewal Board meeting attended, $1,000 for each Nominating and Governance Committee attended and $1,000 for each Audit Committee meeting attended. Each Trustee is reimbursed for expenses incurred in attending meetings. The Chair of the Board is entitled to receive an additional $1,500 for each Board meeting attended and the Chair of the Nominating and Governance Committee and Audit Committee are each entitled to receive an additional $1,000 for each Committee meeting attended. In the event a formal special meeting is necessary which is held by telephone, the meeting fee is $1,000 per Trustee. The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees annually determine the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer. The following chart provides certain information about the Trustee and Chief Compliance Officer fees paid by the Trust for the fiscal year ended December 31, 2020:

Lastly, the disclosure that follows is added to the Ownership of Securities of the portfolio managers included on page 68 in the section titled “Portfolio Managers” in the Funds’ SAI:

Portfolio Manager	Fund	Ownership Range
Jeff Paulis	Segall Bryant & Hamill Small Cap Core Fund	$10,001-$50,000
Suresh Rajagopal	Segall Bryant & Hamill All Cap Fund	None
	Segall Bryant & Hamill Global All Cap Fund	None
John N. Roberts. Esq.	Segall Bryant & Hamill Workplace Equality Fund	Over $1,000,000
Ralph Segall	Segall Bryant & Hamill All Cap Fund	$100,001-$500,000
	Segall Bryant & Hamill Global All Cap Fund	None
Gregory Shea	Segall Bryant & Hamill Plus Bond Fund	$100,001-$500,000
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Segall Bryant & Hamill Quality High Yield Fund	$100,001-$500,000

Further Information

For further information, please contact the Funds toll-free at 1-800-392-2673. You may also obtain additional copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.sbhfunds.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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